Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent [Member]	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share) | (per share)	$ 0.03	$ 0.25	$ 0.03	$ 0.25
Ordinary shares, equivalent (in Dollars per share) | (per share)	$ 0.03	$ 0.25	$ 0.03	$ 0.25
Ordinary shares, shares authorized (in Shares)	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000
Ordinary shares, shares issued (in Shares)	20,000,000	20,000,000	22,690,000	22,690,000
Ordinary shares, shares outstanding (in Shares)	20,000,000	20,000,000	22,690,000	22,690,000